WARRANTS AND OPTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants And Options
WARRANTS AND OPTIONS

NOTE 10 – WARRANTS AND OPTIONS

As of March 31, 2022, there were 4,365,446 warrants issued and outstanding. As of December 31, 2021, there were 701,776 warrants outstanding to acquire additional shares of common stock.

The Company evaluates outstanding warrants as derivative liabilities and will recognize any changes in the fair value through earnings. The Company determined that the Warrants have an immaterial fair value at March 31, 2022. The warrants do not trade in a highly active securities market, and as such, the Company estimated the fair value of these common stock equivalents using Black-Scholes and the following assumptions:

Expected volatility was based primarily on historical volatility. Historical volatility was computed using daily pricing observations for recent periods. The Company believes this method produced an estimate that was representative of the Company’s expectations of future volatility over the expected term which due to their maturity period as expiry, it was three years. The Company had no reason to believe future volatility over the expected remaining life of these common stock equivalents was likely to differ materially from historical volatility. Expected life was based on three years due to the expiry of maturity. The risk-free rate was based on the U.S. Treasury rate that corresponded to the expected term of the common stock equivalents.

	March 31, 2022 (unaudited)	December 31, 2021 (audited)

Stock Price	$1.80	$5.68
Exercise Price	$8.00	$8.00
Term (expected in years)	5.0	3.2
Volatility	148.26%	203.44%
Annual Rate of Dividends	0.0%	0.0%
Risk Free Rate	2.32%	1.52%

Stock Purchase Warrants

The following table summarizes all warrant activity for the year ended December 31, 2021, and the three months ended March 31, 2022.

	Shares	Weighted-Average Exercise Price Per Share	Remaining term	Intrinsic value

Outstanding and Exercisable at December 31, 2020	43,688	$20.80	3.48 years	-
Granted	662,713	$8.00	2.95 years	-
Exercised			-	-
Expired	(4,625)	-	-	-
Outstanding and Exercisable at December 31, 2021	701,776	$8.80	2.95 years	-
Granted	2,909,639	$5.1875	5.00 years	-
Granted in Debt Conversion	377,484	$5.1875	5.00 years
Granted Prefunded	377,484	$0.01	5.00 years
Exercised	-	-	-	-
Expired	(938)	-	-	-
Outstanding and Exercisable at March 31, 2022	4,365,446	$5.05	4.22 years	-

NOTE 10 - WARRANTS AND OPTIONS

In October 2020, the Company issued five-year warrants to purchase 31,250 shares of the Company’s Common Stock at $8.00 per share in connection with short term financing. In November 2020, the Company issued two-year warrants to purchase 625 shares of the Company’s Common Stock at $80.00 per share in connection with short term financing.

In April 2021, the Company issued five-year warrants to purchase 25,000 shares of the Company’s Common Stock at $8.00 per share in connection with short term financing. In June 2020, the Company issued three-year warrants to purchase 399,574 shares of the Company’s Common Stock at $8.00 per share in connection with conversion of short-term debt to Preferred and Common Stock. In July 2021, the Company issued three-year warrants to purchase 23,705 shares of the Company’s Common Stock at $8.00 per share in connection with conversion of short-term debt to Preferred and Common Stock. In August 2021, the Company issued three-year warrants to purchase 9,375 shares of the Company’s Common Stock at $8.00 per share in connection with conversion of short-term debt to Preferred and Common Stock. In September 2021, the Company issued five-year warrants to purchase 191,667 shares of the Company’s Common Stock at $8.00 per share in connection with short term financing. In October 2021, the Company issued three-year warrants to purchase 13,393 shares of the Company’s Common Stock at $8.00 per share in connection with sale of Common Stock.

As of December 31, 2020, there were 43,688 warrants outstanding to acquire additional shares of Common Stock. As of December 31, 2021, there were 701,776 warrants to acquire additional shares of Common Stock.

The Company evaluates outstanding warrants as derivative liabilities and will recognize any changes in the fair value through earnings. The Company determined that the Warrants have an immaterial fair value at December 31, 2020. The warrants do not trade in a highly active securities market, and as such, the Company estimated the fair value of these Common Stock equivalents using Black-Scholes and the following assumptions:

Expected volatility was based primarily on historical volatility. Historical volatility was computed using daily pricing observations for recent periods. The Company’s Common Stock has not traded so the volatility computation was based on other similarly situated companies. The Company believes this method produced an estimate that was representative of the Company’s expectations of future volatility over the expected term which due to their maturity period as expiry, it was three years. The Company had no reason to believe future volatility over the expected remaining life of these Common Stock equivalents was likely to differ materially from historical volatility. Expected life was based on three years due to the expiry of maturity. The risk-free rate was based on the U.S. Treasury rate that corresponded to the expected term of the Common Stock equivalents.

	December 31, 2021	December 31, 2020

Stock Price	$5.68	$8.32
Exercise Price	$8.00	$20.80
Term (expected in years)	3.2	4.73
Volatility	203.44%	259.2%
Annual Rate of Dividends	0.0%	0.0%
Risk-Free Rate	1.52%	0.18%

Stock Purchase Warrant

The following table summarizes all warrant activity for the years ended December 31, 2021, and 2020.

	Shares	Weighted-Average Exercise Price Per Share	Remaining term	Intrinsic value
Outstanding and Exercisable at December 31, 2019	30,250	$48.80	.73 years	-
Granted	31,875	$9.60	4.75 years	-
Exercised	-	-	-	-
Expired	(18,438)	-	-	-
Outstanding and Exercisable at December 31, 2020	43,688	$20.80	3.73 years	-
Granted	662,713	$8.00	3.20 years	-
Exercised			-	-
Expired	(4,625)	-	-	-
Outstanding and Exercisable at December 31, 2021	701,776	$8.80	3.20 years	-